Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock par or stated value per share	$ 0.000001
Common stock shares authorized	100
Redeemable Convertible Preferred Stock [Member]
Common stock, Shares outstanding		153,738,961
Founders Convertible Preferred Stock [Member]
Common stock, Shares outstanding		4,540,177
Common Stock [Member]
Common stock par or stated value per share	$ 0.000001
Common stock shares issued	100
Common stock, Shares outstanding	100
Subsidiaries [Member]
Temporary equity, shares authorized		173,212,667	142,148,158
Temporary equity, shares issued		153,738,961	135,023,946
Temporary equity, shares outstanding		153,738,961	135,023,946
Common stock par or stated value per share	$ 0.000001	$ 0.000001	$ 0.000001
Common stock shares authorized	287,921,028	275,000,000.0	229,000,000.0
Common stock shares issued	62,947,411	54,200,000	34,800,000
Common stock, Shares outstanding		54,200,000	34,800,000
Subsidiaries [Member] | Redeemable Convertible Senior Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.000001
Temporary equity, shares authorized	37,500,000
Temporary equity, shares issued	29,234,172
Temporary equity, shares outstanding	29,234,172
Subsidiaries [Member] | Redeemable Convertible Prime Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.000001
Temporary equity, shares authorized	154,060,656
Temporary equity, shares issued	153,738,961
Temporary equity, shares outstanding	153,738,961
Subsidiaries [Member] | Redeemable Convertible Preferred Stock [Member]
Temporary equity, par or stated value per share		$ 0.000001	$ 0.000001
Temporary equity, shares authorized		173,212,667	142,148,158
Temporary equity, shares issued		153,738,961	135,023,946
Temporary equity, shares outstanding	29,234,172	153,738,961	135,023,946
Subsidiaries [Member] | Founders Convertible Preferred Stock [Member]
Temporary equity, par or stated value per share		$ 0.000001	$ 0.000001
Temporary equity, shares authorized		7,493,443	7,493,443
Temporary equity, shares issued		4,540,177	4,540,177
Temporary equity, shares outstanding		4,540,177	4,540,177
Common stock par or stated value per share	$ 0.000001	$ 0.000001
Common stock shares authorized	7,493,443	7,493,443
Common stock shares issued	4,540,177	4,540,177
Common stock, Shares outstanding	4,540,177	4,540,177
Subsidiaries [Member] | Common Stock [Member]
Common stock par or stated value per share	$ 0.000001	$ 0.000001	$ 0.000001
Common stock shares authorized	287,921,028	275,000,000	229,000,000
Common stock shares issued	62,947,411	54,245,623	34,810,649
Common stock, Shares outstanding	62,947,411	54,245,623	34,810,649